Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		93 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (145,309)	$ (209,589)	$ (1,364,626)	$ (1,759,805)	$ (34,498,735)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from change in fair value of warrant liability	183	(22,241)	(22,542)	(12,326)	(2,967,358)
Gain from change in fair value of derivative liability	112,785	(68,009)	(70,614)	(101,621)	(172,235)
Loss on excess fair value of derivative liability		28,507	124,883		124,883
Founders shares					17,000
Costs associated with purchase of Sucre Agricultural Corp					(3,550)
Interest expense on beneficial conversion feature of convertible notes					676,983
Loss on extinguishment of convertible debt					2,718,370
Loss on retirement of warrants					146,718
Common stock issued for interest on convertible notes					55,585
Discount on sale of stock associated with private placement					211,660
Accretion of discount on note payable to related party					83,736
Gain from deobligation and change in accounting estimate on Department of Energy billings				(354,000)
Debt issuance costs for rejected loan guarantees					583,634
Gain on settlement of accounts payable and accrued liabilities	(95,990)	(96,076)	(134,062)	(37,891)	(179,873)
Loss on warrant modification				803,704	803,704
Impairment of property and equipment			1,162,148		1,162,148
Share-based compensation	46,711	9,075	12,215	160,874	11,725,556
Unrealized Department of Energy unbilled receivables				20,116	20,116
Amortization	131,763	206,949	250,812	304,725	555,537
Depreciation	705	2,435	2,882	14,909	106,398
Changes in operating assets and liabilities:
Accounts receivable		3,518	3,538	(3,538)
Department of Energy unbilled grant receivable				187,454	42,183
Prepaid expenses and other current assets	(8,527)	(9,580)	4,316	6,959	(4,637)
Accounts payable	(14,422)	191,296	139,705	399,928	1,261,075
Accrued liabilities	(162,023)	(109,320)	(169,310)	128,844	405,822
Net cash used in operating activities	(134,124)	(73,035)	(60,655)	(241,668)	(17,125,280)
Cash flows from investing activities:
Acquisition of property and equipment					(217,636)
Construction in progress		14	(57,956)	(45,457)	(1,116,307)
Net cash provided by investing activities		14	(57,956)	(45,457)	(1,333,943)
Cash flows from financing activities:
Cash paid for treasury stock					(101,581)
Cash received in acquisition of Sucre Agricultural Corp.					690,000
Proceeds from sale of stock through private placement					544,500
Proceeds from exercise of stock options					40,000
Proceeds from issuance of common stock				35,000	14,745,000
Proceeds from convertible notes payable	35,000	110,000	110,000	395,500	3,005,500
Repayment of convertible notes payable	(275,000)
Proceeds from notes payable	380,000
Repayment of notes payable					(500,000)
Net proceeds from related party line of credit/notes payable	34,000				335,230
Repayment from related party line of credit/notes payable			(4,000)	(4,000)	(124,000)
Debt issuance costs				(94,800)	(658,434)
Retirement of warrants					(220,000)
Proceeds from sale of LLC Unit					750,000
Net cash provided by financing activities	174,000	110,000	106,000	331,700	18,506,215
Net increase (decrease) in cash and cash equivalents	39,876	36,979	(12,611)	44,575	46,992
Cash and cash equivalents beginning of period	46,992	59,603	59,603	15,028
Cash and cash equivalents end of period	86,868	96,582	46,992	59,603	46,992
Cash paid during the period for:
Interest	98,179	5,779	13,105	4,343	74,550
Income taxes	0	751	2,700	8,179	29,500
Supplemental schedule of non-cash investing and financing activities:
Conversion of senior secured convertible notes payable					2,000,000
Conversion of non-secured convertible notes payable			186,500		186,500
Interest converted to common stock	2,800	4,040	7,460		63,029
Fair value of warrants issued to placement agents					725,591
Discount on related party note payable					83,736
Accounts payable, net of reimbursement, included in construction-in-progress					45,842
Accretion of redeemable non-controlling interest					112,500
Derivative liability reclassed to additional paid-in capital		86,187	169,301		169,301
Discount on convertible notes payable				167,070	167,070
Convertible loans issued in connection with the Liabilities Purchase Agreement			75,000		75,000
Accounts payable and accrued liabilities paid in common stock			146,080		146,080
Conversion of convertible notes payable into common stock	120,000	101,000
Discount on fair value of warrants issued with note payable	42,380
Liabilities settled in connection with the Liabilities Purchase Agreement	$ 110,935